Other income (expense) (Other income (expense)) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other income (expense) [Abstract]
Foreign exchange gains (losses)	$ 15,692	$ 74,132
Bargain purchase gain [note 6]	0	22,802
Other	546	0
Total other income (expense)	$ 16,238	$ 96,934